PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Sep. 30, 2023
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following as of September 30, 2023 and 2022:

	As of September 30,
	2023	2022
Buildings	$5,687,114	$5,817,029
Machinery	6,819,033	6,519,759
Furniture, fixtures and equipment	605,776	601,045
Motor vehicles	280,423	236,636
Total property plant and equipment, at cost	13,392,346	13,174,469
Less: accumulated depreciation	(6,456,179)	(6,061,550)
	6,936,167	7,112,919
Construction in progress (“CIP”)	899,850	11,668
Property, plant and equipment, net	$7,836,017	$7,124,587

Depreciation expense was $677,275 and $657,320 for the years ended September 30, 2023 and 2022, respectively.

As of September 30, 2023 and 2022, the Company pledged buildings and machinery to secure banking facilities granted to the Company. The carrying values of the pledged buildings to secure bank borrowings by the Company are shown in Note 13.